Major commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Minimum rental payments for operating leases and minimum lease payments for capital leases in each of the next five years and thereafter

Minimum rental payments for operating leases having initial non-cancelable lease terms of more than one year and minimum lease payments for capital leases for the next five years and thereafter, are as follows:

In millions	Operating	Capital

2014	$132	$209
2015	111	113
2016	84	317
2017	66	154
2018	56	14
2019 and thereafter	231	184
	$680	991
Less: imputed interest on capital leases at rates ranging from approximately 0.7% to 8.5%		209
Present value of minimum lease payments included in debt		$782

Provision for personal injury and other claims in Canada

       As at December 31, 2013, 2012 and 2011, the Company's provision for personal injury and other claims in Canada was as follows:

In millions	2013	2012	2011
Balance January 1	$209	$199	$200
Accruals and other	38	55	31
Payments	(37)	(45)	(32)
Balance December 31	$210	$209	$199

Current portion - Balance December 31	$31	$39	$39

Provision for personal injury and other claims in the U.S.

As at December 31, 2013, 2012 and 2011, the Company's provision for personal injury and other claims in the U.S. was as follows:

In millions	2013	2012	2011
Balance January 1	$105	$111	$146
Accruals and other	25	28	30
Payments	(24)	(34)	(65)
Balance December 31	$106	$105	$111

Current portion - Balance December 31	$14	$43	$45

Provision for specific environmental sites

As at December 31, 2013, 2012 and 2011, the Company's provision for specific environmental sites was as follows:

In millions	2013	2012	2011
Balance January 1	$123	$152	$150
Accruals and other	14	(5)	17
Payments	(18)	(24)	(15)
Balance December 31	$119	$123	$152

Current portion - Balance December 31	$41	$31	$63